Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628,000,000	$ 4,702,000,000
Forward agreements to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,160,000,000	4,035,000,000
Derivatives financial liabilities (assets)	(648,000,000)	(72,000,000)
Asset	$ 32,000,000	$ 310,000,000